   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 2017.

                                                              FILE NO. 333-72042

                                                                       811-10559

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 61                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 106                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 547-5000

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 STATE STREET
                        SPRINGFIELD, MASSACHUSETTS 01111

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on October 27, 2017 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Parts A and B respectively of this Post-Effective Amendment No. 61, by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-4 (File No. 333-72042), as filed on May 5, 2017.

A Supplement dated September 28, 2017 to the Prospectus is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 61 does not supersede Post-Effective Amendment No. 59 filed on May 5, 2017 and Post-Effective Amendment No. 60 filed on June 23, 2017.

                                     PART A

           HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042       HV-5776 - PremierSOLUTIONS Cornerstone

333-72042       HV-5795 - PremierSOLUTIONS Standard (Series A)

333-72042       HV-6775 - PremierSOLUTIONS Cornerstone (Series II)

333-72042       HV-6779 - PremierSOLUTIONS Standard (Series A-II)


333-151805      HV-6776 - Premier Innovations(SM)

333-151805      HV-6778 - Premier Innovations(SM) (Series II)



              -------------------------
           SUPPLEMENT DATED SEPTEMBER 28, 2017 TO YOUR PROSPECTUS

1.   FUND ADD

     PIONEER GLOBAL EQUITY FUND - CLASS A

     Effective on or about November 1, 2017, the following information is added to your Prospectus:

     ON THE COVER PAGE, PIONEER GLOBAL EQUITY FUND - CLASS A IS ADDED ALPHABETICALLY TO THE LIST OF UNDERLYING FUNDS.

     IN THE SECTION ENTITLED, "THE FUNDS", THE FOLLOWING INFORMATION IS ADDED ALPHABETICALLY UNDER "RETAIL MUTUAL FUNDS":

    --------------------------------------------------------------------------------------
                                        INVESTMENT OBJECTIVE           INVESTMENT ADVISER/
      SUB-ACCOUNT                              SUMMARY                     SUB-ADVISER
    --------------------------------------------------------------------------------------
      Pioneer Global Equity          Seeks long-term capital       Amundi Pioneer Asset
      Fund - Class A                 growth.                       Management, Inc.

    --------------------------------------------------------------------------------------

     THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE "ACCUMULATION UNIT VALUES" TABLES:

     There is no information for the Pioneer Global Equity Fund because as of December 31, 2016, the Sub-Account had not commenced operation.

2.   FUND REORGANIZATION

     PIONEER GLOBAL EQUITY FUND - CLASS A

     The Board of Trustees of Pioneer Emerging Markets Fund ("Merging Fund") has approved the reorganization ("Reorganization") of the Merging Fund with and into Pioneer Global Equity Fund (the "Acquiring Fund"). The Reorganization, which does not require shareholder, is subject to the satisfaction of certain conditions. Shareholders of the Merging Fund will receive shares of the Acquiring Fund, which will have the same aggregate net asset value as the value of the assets of the Merging Fund, net of its liabilities. The Reorganization is currently expected to be completed in the fourth quarter of 2017 ("Closing Date").

     As a result of the Reorganization, if any of your Participant Account value is allocated to the Merging Fund Sub-Account, that amount will be merged into the Acquiring Fund Sub-Account. If any portion of your future Contribution is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the Closing Date, any transaction that includes an allocation to the Merging Fund Sub-Account will be allocated automatically to the Acquiring Fund Sub-Account.

     Prior to the date of the Reorganization, you are permitted to make one special transfer of all your Participant Account invested in the Merging Fund Sub-Account to other available Sub-Accounts. This one special transfer will not be counted toward any limitations on transfers under your Contract.

     Participants who are automatically transferred to the Acquiring Fund Sub-Account as a result of the Reorganization will be permitted to make one special transfer out of the Acquiring Fund Sub-Account to other available Sub-Accounts until 60 days after the date of the Reorganization. This one special transfer will not be counted toward any limitations on transfers under your Contract.

     Effective as of the Closing Date, unless you direct us otherwise, if you are enrolled in any Dollar Cost Averaging Program, Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to the Merging Fund Sub-Account, your enrollment will terminate automatically.

     Effective as of the Closing Date, all references and information contained in the Prospectus for your Contract related to the Merging Fund are deleted and replaced with the Acquiring Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)         All 2016 financial statements are included in Part A and Part B of the Registration Statement.
(b)   (1)   (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
            (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(1)
      (2)   Not applicable.
      (3)   (a) Principal Underwriter Agreement.(2)
            (b) Form of Sales Agreement.(2)
      (4)   Form of Group Variable Annuity Contract.(1)
      (5)   Form of the Application.(1)
      (6)   (a) Articles of Incorporation of Hartford.(1)
            (b) Amended and Restated Bylaws of Hartford.(3)
      (7)   Reinsurance Agreement.(2)
      (8)   Fund Participation Agreements and Amendments
            (a) Fred Alger & Company, Incorporated (4)
            (b) Alliance Fund Distributors, Inc. (4)
            (c) American Century Investment Services, Inc. (4)
                (i)  Amendment No.  10. (7)
            (d) American Funds Distributors, Inc. (4)
            (e) Ariel Distributors, Inc. (4)
            (f) Artisan Distributors, Inc. (4)
            (g) Ave Maria -- distributed by Ultimus Fund Distributors, LLC (4)
                (i)  Amendment dated 4-1-14. (6)
            (h) Baron Capital, Inc. (4)
            (i) BlackRock Distributors, Inc., as amended (Includes LifePath) (4)
            (j) BMO -- distributed by Grand Distribution Services, LLC (4)
            (k) Calamos Financial Services LLC (4)
            (l) Calvert Distributors, Inc. (4)
            (m) Columbia Funds Distributor, Inc. (4)
                (i)  Amendment dated 4-23-10. (7)
                (ii) Amendment dated 12-30-13. (7)
            (n) CRM --  distributed by PFPC Distributors Inc. (4)
            (o) Davis Distributors, LLC (4)
            (p) Delaware Distributors, L.P. (4)
                (i)  Amendment No.  1. (7)
            (q) Domini -- distributed by DSIL Investment Services LLC (4)
            (r) Dreyfus Services Corporation (4)
            (s) DWS -- distributed by Scudder Investments Service Company (4)
            (t) Eaton Vance Distributors, Inc. (4)

      (u)   Federated Securities Corporation (4)
      (v)   Fidelity Distributors Corporation (Insurance Funds) (4)
      (w)   Fidelity Distributors Corporation (Retail Funds) (4)
            (i)  Amendment No. 8. (8)
      (x)   Franklin/Templeton Distributors, Inc. (Mutual Series) (4)
            (i)  Amendment Nos. 1 and 2. (7)
      (y)   Franklin/Templeton Distributors, Inc. (Strategic Series) (4)
            (i)  Amendment Nos. 1 through 5. (7)
      (z)   Franklin/Templeton Distributors, Inc. (Templeton Series) (4)
      (aa)  Frost -- distributed by SEI Investments Distribution Co. (4)
      (bb)  Goldman, Sachs & Co. (4)
      (cc)  Hartford Investment Financial Services Company (Retail Funds) (4)
      (dd)  Hartford Securities Distribution Company, Inc. (Insurance Funds) (4)
            (i)  Amendment Nos. 1 and 2. (7)
      (ee)  Highland Capital Fund Distributors, Inc. (6)
      (ff)  HIMCO Distribution Services Company. (6)
      (gg)  Hotchkis & Wiley -- distributed by Stephens Inc. (4)
      (hh)  IMST Distributors, LLC (Oak Ridge) (6)
      (ii)  Invesco Distributors, Inc. (4)
            (i)  Amendment dated 1-22-04. (7)
      (jj)  Ivy Funds Distributor, Inc. (4)
      (kk)  Janus Distributors, Inc. (Includes Perkins) (4)
      (ll)  John Hancock Funds, Inc. (4)
      (mm)  JPMorgan Distribution Services, Inc. (4)
            (i)  Amendment dated 12-19-14. (6)
      (nn)  KEELEY Investment Corp. (4)
      (oo)  Legg Mason Wood Walker, Incorporated (4)
      (pp)  LKCM -- distributed by Quasar Distributors, LLC (4)
      (qq)  Loomis Sayles -- distributed by IXIS Asset Management
            Distributors, L.P. (Includes Oakmark) (4)
      (rr)  Lord Abbett Distributor LLC (4)
            (i)  Amendment No. 4. (7)
            (ii) Amendment No. 5. (8)
      (ss)  Managers Distributors, Inc. (4)
      (tt)  MFS Fund Distributors, Inc. (4)
            (i)  Amendment Nos. 8, 9 and 10. (6)
      (uu)  MML Distributors, LLC. (5)
      (vv)  Morgan Stanley Distribution, Inc. (4)
      (ww)  Munder -- distributed by Funds Distributor, Inc. (4)
            (i)   Amendment No. 1. (Victory Funds) (6)
            (ii)  Amendment No. 5. (Victory Funds) (6)
            (iii) Amendment dated 6-28-11. (7)
            (iv)  Amendment dated 8-27-14. (7)
      (xx)  Neuberger & Berman Management Incorporated (Insurance Funds) (4)
      (yy)  Neuberger & Berman Management Incorporated (Retail Funds) (4)
            (i)  Amendment dated 9-12-12. (7)
      (zz)  Nuveen Investments, LLC (4)
      (aaa) OppenheimerFunds Distributor, Inc. (4)
            (i)  Amendment No. 2. (7)
            (ii) Amendment dated 12-31-12. (7)
      (bbb) PIMCO Funds Distributor LLC (Includes Allianz) (4)
            (i)  Amendment No. 2. (7)

      (ccc) Pioneer Funds Distributor, Inc. (4)
      (ddd) Prudential Investment Management Services LLC (4)
            (i)  Amendment No. 4. (7)
      (eee) Putnam Mutual Funds Corp. (4)
            (i)  Amendment Nos. 7 through 10. (7)
      (fff) RidgeWorth Distributors LLC (4)
      (ggg) Royce Fund Services, Inc. (4)
            (i)  Amendment dated 10-31-07. (6)
            (ii)  Amendment Nos. 2 and 3. (6)
      (hhh) RS -- distributed by PFPC Distributors, Inc. (4)
      (iii) Russell Financial Services, Inc. (4)
            (i)  Amendment dated 12-1-14. (6)
      (jjj) State Street Global Markets, LLC (4)
      (kkk) T. Rowe Price Investment Services, Inc. (4)
      (lll) Teachers Personal Investor Services, Inc. (4)
      (mmm) Thornburg Securities Corp. (4)
            (i)  Amendment dated 9-6-06. (6)
            (ii) Amendment dated 3-13-07. (6)
            (iii)Amendment No. 5. (6)
            (iv) Amendment dated 1-18-13. (6)
            (v)  Amendment dated 7-1-14. (6)
      (nnn) Timothy Partners, Ltd. (4)
      (ooo) UBS -- distributed by Brinson Advisors, Inc. (4)
      (ppp) The Vanguard Group, Inc. (4)
      (qqq) Victory Retail Service Agreement and Amendments. (7)
      (rrr) Wells Fargo Funds Distributor, LLC (4)
            (i)  Amendment Nos. 1 and 2. (5)
(9) Opinion and Consent of Christopher M. Grinnell, Vice President & Assistant General Counsel, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Hartford Life Insurance Company Separate Account 11.
(10)        (a)  Consent of Deloitte & Touche LLP.
            (b)  Consent of KPMG LLP.
(11)        Not applicable.
(12)        Not applicable.
(99)        Copy of Power of Attorney.

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(1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(2) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement No. 33-59541, filed on April 22, 2013.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

(4) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement File No. 333-72042, filed on April 23, 2012.

(5) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement File No. 333-72042, filed on April 25, 2014.

(6) Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement File No. 333-72042, filed on April 28, 2015.

(7) Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement File No. 333-72042, filed on September 22, 2015.

(8) Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement File No. 333-72042, filed on April 29, 2016.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------------------
Thomas E. Bartell                    Vice President
Ellen T. Below                       Vice President
John B. Brady                        Actuary, Vice President
Kathleen M. Bromage                  Senior Vice President
Michael R. Chesman                   Senior Vice President, Director of Taxes
Robert A. Cornell                    Actuary, Vice President
Christopher S. Conner                Chief Compliance Officer of Separate Accounts
Michael R. Hazel                     Vice President, Controller
Donna R. Jarvis                      Actuary, Vice President
Brion S. Johnson                     President, Chairman of the Board, Director*
Aidan Kidney                         Senior Vice President
Diane Krajewski                      Vice President
David R. Kryzanski                   Vice President
Lisa S. Levin                        Corporate Secretary
Craig D. Morrow                      Appointed Actuary, Vice President
Robert W. Paiano                     Treasurer, Executive Vice President, Director*
Matthew J. Poznar                    Senior Vice President, Director*
Lisa M. Proch                        Chief Compliance Officer of Talcott Resolution and Vice President
David G. Robinson                    Executive Vice President, General Counsel
Peter F. Sannizzaro                  Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                   Vice President

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Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

*   Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement File No. 333-72042, filed on May 5, 2017.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of September 21, 2017, there were 2158 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

    (b) Officers and Member Representatives of MML Distributors, LLC

                                             POSITIONS AND OFFICES                 PRINCIPAL BUSINESS
NAME                                            WITH UNDERWRITER                        ADDRESS
-----------------------------------------------------------------------------------------------------------
Stephen Alibozek                     Entity Contracting Officer                            *
Edward K. Duch III                   Assistant Secretary                                   *
Michael Fanning                      Member Representative,
                                     MassMutual Holding LLC and                            *
                                     Massachusetts Mutual
                                     Life Insurance Company
Bruce C. Frisbie                     Assistant Treasurer                                   *
Brian Haendiges                      Vice President                                        **
Nathan L. Hall                       Chief Financial Officer                               **
                                     Treasurer
Teresa Hassara                       Vice President                                        **
Aruna Hobbs                          Vice President                                        **
H. Bradford Hoffman                  Chief Risk Officer                                    *
Kevin LaComb                         Assistant Treasurer                                   *
Mario Morton                         Registration Manager                                  *
Alyssa O'Connor                      Assistant Secretary                                   *
Todd Picken                          Assistant Treasurer                                   *
Robert S. Rosenthal                  Chief Legal Officer                                   *
                                     Vice President
                                     Secretary
Susan Scanlon                        Chief Compliance Officer                              *
Barbara Upton                        Assistant Vice President and                          **
                                     Continuing Education Officer
Donna Watson                         Assistant Treasurer                                   **
Eric Wietsma                         Chief Executive Officer                               **
                                     President
Tina Wilson                          Vice President                                        **


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*   Address: 1295 State Street, Springfield, MA 01111-0001

**  Address: 100 Bright Meadow Blvd., Enfield, CT 06082
ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 28th day of September, 2017.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    Brion S. Johnson                     *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Brion S. Johnson                            Sadie R. Gordon
       President and Chairman of the Board*        Attorney-In-Fact


HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Brion S. Johnson
       -----------------------------------
       Brion S. Johnson
       President and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Brion S. Johnson, President, Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President, Treasurer,
 Director*                                                    *By:   /s/ Sadie R. Gordon
                                                                     -----------------------------------
Peter F. Sannizzaro, Chief Accounting Officer,                       Sadie R. Gordon
 Chief Financial Officer, Senior Vice President*                     Attorney-in-Fact
                                                              Date:  September 28, 2017

333-72042

                                 EXHIBIT INDEX

(9)               Opinion and Consent of Christopher M. Grinnell, Vice
                  President & Assistant General Counsel, Massachusetts Mutual
                  Life Insurance Company, administrator and exclusive agent of Hartford Life Insurance Company Separate Account 11.
(10)              (a) Consent of Deloitte & Touche LLP.
                  (b) Consent of KPMG LLP.
(99)              Copy of Power of Attorney.